CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts receivables, net of allowances	$ 54,557,000	$ 38,180,000
Prepaid expenses and other current assets	359,881,000	391,502,000
Loans to and interest receivable from other related parties	755,762,000	898,422,000
Current liabilities	$ 1,797,345,000	$ 1,219,938,000
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000,000	2,400,000,000
Ordinary shares, shares issued		237,242,000
Ordinary shares, shares outstanding	242,611,000	234,186,000
Treasury stock	0	3,056
Related party | Loans to and interest receivable
Loans to and interest receivable from other related parties	$ 349,716,000	$ 454,912,000
Other related parties
Accounts receivables, net of allowances	0	555,000
Loans to and interest receivable	100,000,000	110,000,000
Third parties
Accounts receivables, net of allowances	54,557,000	37,625,000
Loans to and interest receivable	137,042,000	136,683,000
Consolidated VIEs
Prepaid expenses and other current assets	165,557,000	179,516,000
Consolidated VIEs | Without recourse
Current liabilities	576,394,000	575,057,000
Alibaba | Related party
Accounts receivables, net of allowances	0	0
Other related parties | Related party
Loans to and interest receivable	$ 100,000,000	$ 110,000,000
Class A ordinary shares
Ordinary shares, shares authorized	1,800,000,000	1,800,000,000
Ordinary shares, shares outstanding	154,789,000	142,417,000
Class B ordinary shares
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued		94,825,000
Ordinary shares, shares outstanding	87,822,000
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000,000	400,000,000